Equity (Details) $ / shares in Units, $ in Millions		1 Months Ended				12 Months Ended
		Mar. 28, 2020 USD ($)	Mar. 28, 2020 $ / shares	Mar. 26, 2020 USD ($)	Mar. 26, 2020 $ / shares	Dec. 31, 2020 CLP ($) $ / shares shares	Dec. 31, 2019 CLP ($) $ / shares shares	Dec. 31, 2018 CLP ($) $ / shares shares	Dec. 31, 2020 USD ($) shares
Equity (Details) [Line Items]
Number of registered shares (in Shares) | shares						101,017,081,114	101,017,081,114		101,017,081,114
Dividends per ordinary share (in Pesos per share) | $ / shares	[1]					$ 3.47	$ 3.53	$ 3.76
Dividends on ordinary shares (in Dollars)						$ 350,538	$ 356,311	$ 374,079
Capitalization of net income							30.00%
Equity provisions for minimum dividend						138,932	$ 177,902		$ 195,157,000
Fair market value adjustment for available-for-sale instruments						(6,236)	11,641
Cash Flow hedge						$ 7,561	$ (27,408)	$ (22,589)
Retained earnings (in Dollars)									92,240,000,000
Equivalent (in Dollars)									$ 150,230
Capitalization of retained earnings (in Shares) | shares								1,572,948,922
Common Shareholders [Member]
Equity (Details) [Line Items]
Dividends per ordinary share (in Pesos per share) | $ / shares			$ 3.52723589646		$ 3.47008338564
Dividends on ordinary shares (in Dollars)		$ 356,311,000,000		$ 350,538,000,000

[1]	Dividends per share are calculated by dividing the amount of the dividend paid during each year by the previous year’s number of shares outstanding.